Compensation Plans (Details Narrative) - $ / shares	Jun. 04, 2021	Jun. 03, 2021
ABG Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.84	$ 0.42
ABG Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants exercisable	10,994,922